Cash and cash equivalents - Summary of Cash on Hand and Cash Held at Bank (Details) ฿ in Thousands, ¥ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2019 THB (฿)	Dec. 31, 2019 HKD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 THB (฿)	Dec. 31, 2018 HKD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)
Cash and Cash Equivalents [Line Items]
Cash on hand and cash held at bank				$ 162,465				$ 122,930
RMB [Member]
Cash and Cash Equivalents [Line Items]
Cash on hand and cash held at bank			¥ 322,972	46,296			¥ 247,352	36,040
USD [Member]
Cash and Cash Equivalents [Line Items]
Cash on hand and cash held at bank				115,805				85,351
HKD [Member]
Cash and Cash Equivalents [Line Items]
Cash on hand and cash held at bank		$ 2,202		283		$ 8,532		1,089
THB [Member]
Cash and Cash Equivalents [Line Items]
Cash on hand and cash held at bank	฿ 2,417			$ 81	฿ 14,624			$ 450